Consolidated Balance Sheets Detail - Changes to Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Goodwill [Roll Forward]
Goodwill beginning balance	$ 85
Goodwill ending balance	618	$ 85
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Goodwill	540	85
Net Amount [Member]
Goodwill [Roll Forward]
Goodwill beginning balance	85	0
Goodwill, Translation and Purchase Accounting Adjustments	(7)
Goodwill acquired through business combinations during the year		85
Goodwill ending balance	$ 618	$ 85